Provisions (Non-Current and Current) - Additional Information (Detail) € in Thousands	1 Months Ended	12 Months Ended
	May 31, 2017 Worker	Dec. 31, 2024 EUR (€) Worker	Oct. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of other provisions [line items]
Liability due to legal procedure | €			€ 2,809
Provision for legal claims [member]
Disclosure of other provisions [line items]
Number of workers initiated for legal procedure | Worker		98
Number of workers adverse with adverse verdict in legal procedure | Worker	2
Legal proceedings contingent liability [member]
Disclosure of other provisions [line items]
Liability due to legal procedure | €		€ 3,795		€ 5,907